TAXES PAYABLE	6 Months Ended
Apr. 30, 2024
TAXES PAYABLE
TAXES PAYABLE

NOTE 8 – TAXES PAYABLE

At April 30, 2024 and October 31, 2023, taxes payable consisted of the following:

	April 30, 2024	October 31, 2023
Income taxes payable	$625,271	$623,812
Other	879	13
	$626,150	$623,825